Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 85% - Fidelity Asset Manager 85%	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883